Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include Soligenix, Inc., and its wholly and majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated as a result of consolidation.

Operating Segments

Operating Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision-making group, in deciding how to allocate resources to an individual segment and in assessing the performance of the segment. The Company divides its operations into two operating segments: Specialized BioTherapeutics and Public Health Solutions.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Contracts and Grants Receivable

Contracts and Grants Receivable

Contracts and grants receivable consist of amounts due from various grants from the NIH and contracts from NIAID, an institute of NIH, for costs incurred prior to the period end under reimbursement contracts. The amounts were billed to the respective governmental agencies in the month subsequent to period end and collected shortly thereafter. Accordingly, no allowance for credit losses has been established. If amounts become uncollectible, they are charged to operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Office furniture and equipment, right of use assets and website development costs with finite lives are evaluated and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to such assets. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets, a loss is recognized for the difference between the fair value and the carrying value of the related asset or group of assets. Such analyses necessarily involve significant judgment.

The Company did not record any impairment of long-lived assets for the years ended December 31, 2024 and 2023.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosures regarding the fair value of all financial instruments are required for financial statement purposes, regardless of whether they are recognized in the financial statements. Fair value disclosures are based on information available to the Company as of December 31, 2024 and 2023. Accordingly, the estimates presented in these financial statements may not necessarily reflect the amounts that could be realized upon the disposition of these financial instruments.

Fair Value valuation techniques include a three-level hierarchy based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.
●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models consider various assumptions, including volatility factors, current market prices and contractual prices for the underlying financial instruments. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
●	Level 3 — Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, contracts and grants receivable, research and development incentives receivable, accounts payable, accrued expenses, and accrued compensation approximate their fair value based on the short-term maturity of these instruments.

Deferred Issuance Costs

Deferred Issuance Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred issuance costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity as a reduction of additional paid-in capital generated as a result of the issuance.

Change In Accounting Estimates

Change in Accounting Estimates

The Company accrues clinical trial expenses per contracts with clinical sites over the course of the clinical trial period. Accrued trial expenses are assessed for accuracy on an ongoing basis during the trial period and beyond. For the year ended December 31, 2024, the Company made adjustments to estimated accrued clinical trial expenses for completed trials of approximately $1.4 million. These adjustments resulted in decreases to research and development expenses in the accompanying consolidated statements of operations during the year ended December 31, 2024.

Revenue Recognition

Revenue Recognition

The Company’s revenues include revenues generated from government contracts and grants. The revenue from government contracts and grants is based upon subcontractor costs and internal costs incurred that are specifically covered by the contracts and grants, plus a facilities and administrative rate that provides funding for overhead expenses and management fees. These revenues are recognized when expenses have been incurred by subcontractors or when the Company incurs reimbursable internal expenses that are related to the government contracts and grants.

The Company also records revenue from contracts with customers in accordance with applicable accounting guidance which requires an entity to recognize revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of this guidance, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of this guidance, the Company assesses the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Certain amounts received from or billed to customers in accordance with contract terms are deferred and recognized as future performance obligations are satisfied. All amounts earned under contracts with customers other than sales-based royalties are classified as licensing revenue. Sales-based royalties under the Company’s license agreements would be recognized as royalty revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied. To date, the Company has not recognized any royalty revenue.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to expense when incurred in accordance with applicable accounting guidance. Research and development includes costs such as clinical trial expenses, contracted research and license agreement fees with no alternative future use, supplies and materials, salaries, share-based compensation, employee benefits, equipment depreciation and allocation of various corporate costs.

Share-Based Compensation

Share-Based Compensation

Stock options are issued with an exercise price equal to the market price on the date of grant. Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees generally vest 25% on the grant date, then 25% each subsequent year for a period of three years. These options have a ten year life for as long as the individuals remain employees or directors. In general, when an employee or director terminates their position, the options will expire within three months, unless otherwise extended by the Board.

The fair value of options issued during the years ended December 31, 2024 and 2023 was estimated using the Black-Scholes option-pricing model and the following assumptions:

●	a dividend yield of 0%;
●	an expected life of four years;
●	volatility of 108% - 130% for 2024 and 94% - 110% for 2023; and
●	risk-free interest rates ranging from 4.16% to 4.76% in 2024 and ranging from 3.48% to 4.35% in 2023.

The fair value of each option grant made during 2024 and 2023 was estimated on the date of each grant and recognized as share-based compensation expense ratably over the option vesting periods, which approximates the service period. The expected term of options granted is derived using company history of options exercised. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term. The Company accounts for forfeitures as they are incurred.

From time to time, the Company issues restricted shares of common stock to vendors and consultants as compensation for services performed under the Company’s 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for the grant of stock options, restricted stock, deferred stock and unrestricted stock to the Company’s employees and non-

employees (including consultants). The shares issued under the 2015 Plan are registered on Form S-8 (SEC File No. 333-208515). However, as shares of common stock are not covered by a reoffer prospectus, the certificates reflecting such shares reflect a Securities Act of 1933, as amended restrictive legend. Stock compensation expense for equity-classified awards to non-employees is measured on the date of grant and is recognized when the services are performed.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

In 2018, the Company changed the status of a wholly-owned subsidiary in the UK from inactive to active and incurred expenditures in multiple currencies including the U.S. dollar, the British Pound and the Euro to fund its clinical trial operations in the UK and select countries in Europe. In accordance with FASB ASC 830 Foreign Currency Matters, the UK subsidiary expresses its U.S. dollar and Euro denominated transactions in its functional currency, the British Pound, with related transaction gains or losses included in net loss. On a quarterly basis, the financial statements of the UK subsidiary are translated into U.S. dollars and consolidated into the Company’s financials, with related translation adjustments reported as a cumulative translation adjustment (“CTA”), which is a component of accumulated other comprehensive loss. In 2024 and 2023, the Company recognized foreign currency transaction gains of $1,591 and $1,483, respectively, in the accompanying consolidated statements of operations.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence is considered, including the Company’s current and past performance, the market environment in which the Company operates, the utilization of past tax credits, and the length of carryback and carryforward periods. Deferred tax assets and liabilities are measured utilizing tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company sold 2023, 2022 and 2021 New Jersey NOL carryforwards resulting in the recognition of income tax benefits, net of transaction costs of $409,114 and $1,767,803 during the years ended December 31, 2024 and 2023, respectively. The Company sold its 2023 New Jersey NOLs and has recorded a receivable of $409,114 which is included in prepaid expenses and other current assets on the accompanying consolidated balance sheet for the year ended December 31, 2024. The Company recognizes accrued interest and penalties associated with uncertain tax positions, if any, as part of income tax expense. There were no tax related interest and penalties recorded for 2024 and 2023. Additionally, the Company has not recorded an asset for unrecognized tax benefits or a liability for uncertain tax positions at December 31, 2024 or 2023.

Research and Development Incentive Income and Receivable

Research and Development Incentive Income and Receivable

The Company recognizes other income from UK research and development incentives when there is reasonable assurance that the income will be received, the relevant expenditure has been incurred, and the consideration can be reliably measured. The small or medium sized enterprise (“SME”) research and development tax relief program supports companies that seek to research and develop an advance in their field and is governed through legislative law by HM Revenue & Customs as long as specific eligibility criteria are met.

Management has assessed the Company’s research and development activities and expenditures to determine which activities and expenditures are likely to be eligible under the SME research and development tax relief program described above. At each period end, management estimates the refundable tax offset available to the Company based on available information at the time. As the tax incentives may be received without regard to an entity’s actual tax liability, they are not subject to accounting for income taxes. As a result, amounts realized under the SME research and development tax relief program are recorded as a component of other income.

The research and development incentive receivable represents an amount due in connection with the above-described tax relief program. The Company has recorded a research and development incentive receivable of approximately $0 and $49,000 as of December 31, 2024 and 2023, respectively in the consolidated balance sheets. As a result of certain rule changes to the SME research and development tax relief program, the Company is no longer participating in the program as of December 31, 2024. Accordingly, during 2024, the Company adjusted previously recorded research and development incentive receivables to zero resulting in a loss of $25,468 recognized in the accompanying 2024 consolidated statement of operations.

The following table shows the change in the UK research and development incentives receivable from December 31, 2023 to December 31, 2024:

	Current	Long-Term	Total
Balance at December 31, 2023	$23,894	$25,468	$49,362
UK research and development incentives, transfer	25,468	(25,468)	—
UK research and development incentives, adjustments	(25,468)	(20)	(25,488)
UK research and development incentives cash receipt	(23,848)	—	(23,848)
Foreign currency translation	(46)	20	(26)
Balance at December 31, 2024	$—	$—	$—

Loss Per Share

Loss Per Share

Basic earnings per share (“EPS”) is computed by dividing loss applicable to common stockholders by the weighted-average number of common shares outstanding for the period. Included within the Company’s weighted average common shares outstanding (basic and diluted) for the year ended December 31, 2024, are common shares issuable upon the exercise of the pre-funded warrants as these pre-funded warrants are exercisable at any time for nominal consideration.

The following table summarizes outstanding instruments which were not included in the computation of diluted EPS as to do so would have been antidilutive:

	December 31,	December 31,
	2024	2023
Common stock purchase warrants	1,467,581	408,640
Stock options	229,919	56,609
Convertible debt	360,335	273,973
Total	2,057,835	739,222

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions such as the fair value of warrants and stock options and to accrue for clinical trials in process that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update enhances the segment reporting requirements by increasing transparency and providing investors with additional insights into how an entity’s Chief Operating Decision Maker (“CODM”) evaluates segment performance and allocates resources.

The standard requires public entities to disclose significant segment expenses that are regularly reviewed by the CODM and included in the reported measure of segment profit or loss. Additionally, entities must provide a reconciliation of total segment amounts to consolidated financial statements, as well as enhanced qualitative disclosures regarding the methodology used to identify reportable segments and assess performance. The update applies to all public entities, including those with a single reportable segment, and expands segment disclosures in interim financial statements.

ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company has adopted ASU 2023-07 for the year ended December 31, 2024, and has updated its segment disclosures accordingly. The adoption of this standard did not impact the recognition or measurement of the Company’s financial statements but resulted in enhanced segment-related disclosures in the notes to the consolidated financial statements.